Restatement Of Previously Issued Financial Statements - Summary of Restatement Of Financial Statements (Detail) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 05, 2019	Dec. 31, 2018
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities						$ 48,958,588	$ 33,152,118
Warrant liabilities						35,731,875	21,807,000
Class A Common Stock Subject to Possible Redemption						264,828,435	280,093,836
Additional Paid-in Capital						27,475,941	12,210,705
(Accumulated Deficit) Retained Earnings						(22,477,253)	(7,211,857)
Total Stockholders' Equity						$ 5,000,009	$ 5,000,004		$ 22,823
Number of Class A common stock subject to redemption						26,315,833	27,965,424
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net loss						$ (15,265,396)	$ (7,209,680)
Transaction costs							(560,698)
Change in fair value of warrant liabilities						$ 13,924,875	$ 6,999,875
Weighted average shares outstanding of Class A redeemable common stock						27,639,376	28,129,383
Basic and diluted net income/loss per share						$ (1.39)	$ (0.98)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock						11,891,874	7,814,396
Class A Common stock
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Class A Common Stock						$ 530	$ 365
Total Stockholders' Equity						$ 530	$ 365		$ 0
Number of Class A common stock subject to redemption						26,315,833	27,965,424
Common Stock Subject to Possible Redemption
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock						27,639,376	28,129,383
Basic and diluted net income/loss per share						$ 0.05	$ 0.02
As Previously Reported
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities	$ 12,941,784	$ 11,436,321	$ 11,569,881	$ 11,436,321	$ 12,941,784	$ 13,226,713	$ 11,345,118	$ 9,625,000
Class A Common Stock Subject to Possible Redemption	300,966,968	302,835,347	302,949,785	302,835,347	300,966,968	300,560,310	301,900,836	261,728,500
Additional Paid-in Capital	5,584,194	3,715,836	3,601,398	3,715,836	5,584,194	5,990,848	4,650,349	5,016,450
(Accumulated Deficit) Retained Earnings	(585,146)	1,283,227	1,397,670	1,283,227	(585,146)	(991,805)	348,716	(17,365)
Total Stockholders' Equity	5,000,010	5,000,004	5,000,009	5,000,004	5,000,010	5,000,009	5,000,004	5,000,009
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net loss	$ (1,868,373)	$ (114,443)	$ 1,048,954	$ 934,511	$ (933,862)	$ (1,340,521)	$ 350,893
Basic and diluted net income/loss per share	$ (0.21)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.25)	$ (0.29)	$ (0.02)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,411,691	9,411,058	9,388,548	9,399,803	9,403,795	9,458,716	7,591,097
As Previously Reported | Class A Common stock
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Class A Common Stock	$ 171	$ 150	$ 150	$ 150	$ 171	$ 175	$ 148	$ 133
Number of Class A common stock subject to redemption	29,908,965	30,119,559	30,120,192	30,119,559	29,908,965	29,866,487	30,142,702	26,172,850
As Previously Reported | Common Stock Subject to Possible Redemption
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock	29,908,965	30,131,447	30,120,192	30,119,559	30,127,455	22,578,037	29,584,814
Basic and diluted net income/loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.06	$ 0.02
Adjustments
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities	$ 34,042,250	$ 25,427,625	$ 16,413,500	$ 25,427,625	$ 34,042,250	$ 35,731,875	$ 21,807,000	$ 13,037,500
Warrant liabilities	34,042,250	25,427,625	16,413,500	25,427,625	34,042,250	35,731,875	21,807,000	13,037,500
Class A Common Stock Subject to Possible Redemption	(34,042,250)	(25,427,625)	(16,413,500)	(25,427,625)	(34,042,250)	(35,731,875)	(21,807,000)	(13,037,500)
Additional Paid-in Capital	19,795,485	11,180,945	2,166,910	11,180,945	19,795,485	21,485,093	7,560,356	491,371
(Accumulated Deficit) Retained Earnings	(19,795,823)	(11,181,198)	(2,167,073)	(11,181,198)	(19,795,823)	(21,485,448)	(7,560,573)	(491,501)
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net loss	(8,614,625)	(9,014,125)	5,393,500	(3,620,625)	(12,235,250)	(13,924,875)	(7,560,573)
Transaction costs							560,698
Change in fair value of warrant liabilities	$ 8,614,625	$ 9,014,125	$ 5,393,500	$ 3,620,625	$ 12,235,250	$ 13,924,875	$ 6,999,875
Basic and diluted net income/loss per share	$ (0.67)	$ (0.81)	$ 0.48	$ (0.31)	$ (1.00)	$ (1.10)	$ (0.96)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	2,528,994	1,631,880	2,177,278	1,904,579	2,114,237	2,433,158	223,299
Adjustments | Class A Common stock
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Class A Common Stock	$ 338	$ 253	$ 163	$ 253	$ 338	$ 355	$ 217	$ 130
Number of Class A common stock subject to redemption	(3,382,991)	(2,528,994)	(1,631,880)	(2,528,994)	(3,382,991)	(3,550,654)	(2,177,278)	(1,303,750)
Adjustments | Common Stock Subject to Possible Redemption
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock	(2,528,994)	(1,631,880)	(2,177,278)	(1,904,579)	(2,114,237)	5,061,339	(1,455,432)
Basic and diluted net income/loss per share						$ (0.01)
As Restated
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities	$ 46,984,034	$ 36,863,946	$ 27,983,381	$ 36,863,946	$ 46,984,034	$ 48,958,588	$ 33,152,118	$ 22,662,500
Warrant liabilities	34,042,250	25,427,625	16,413,500	25,427,625	34,042,250	35,731,875	21,807,000	13,037,500
Class A Common Stock Subject to Possible Redemption	266,924,718	277,407,722	286,536,285	277,407,722	266,924,718	264,828,435	280,093,836	248,691,000
Additional Paid-in Capital	25,379,679	14,896,781	5,768,308	14,896,781	25,379,679	27,475,941	12,210,705	5,507,821
(Accumulated Deficit) Retained Earnings	(20,380,969)	(9,897,971)	(769,403)	(9,897,971)	(20,380,969)	(22,477,253)	(7,211,857)	(508,866)
Total Stockholders' Equity	5,000,010	5,000,004	5,000,009	5,000,004	5,000,010	5,000,009	5,000,004	5,000,009
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net loss	(10,482,998)	(9,128,568)	6,442,454	(2,686,114)	(13,169,112)	(15,265,396)	(7,209,680)
Transaction costs							560,698
Change in fair value of warrant liabilities	$ 8,614,625	$ (9,014,125)	$ 5,393,500	$ 3,620,625	$ 12,235,250	$ 13,924,875	$ 6,999,875
Basic and diluted net income/loss per share	$ (0.88)	$ (0.83)	$ 0.46	$ (0.34)	$ (1.25)	$ (1.39)	$ (0.98)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	11,940,685	11,042,938	11,565,826	11,304,382	11,518,031	11,891,874	7,814,396
As Restated | Class A Common stock
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Class A Common Stock	$ 509	$ 403	$ 313	$ 403	$ 509	$ 530	$ 365	$ 263
Number of Class A common stock subject to redemption	26,525,974	27,590,565	28,488,312	27,590,565	26,525,974	26,315,833	27,965,424	24,869,100
As Restated | Common Stock Subject to Possible Redemption
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock	27,590,565	28,488,312	27,965,424	28,226,868	28,013,219	27,639,376	28,129,383
Basic and diluted net income/loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.05	$ 0.02